Consolidated Statement of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 69	$ (13,608)
Less net earnings (loss) attributable to noncontrolling interests	(121)	(35)
Net earnings (loss) attributable to the Company	191	(13,573)
Other comprehensive income (loss)
Investment securities	220	233
Currency translation adjustments	1	(5,335)
Cash flow hedges	55	(46)
Benefit plans	550	909
Other comprehensive income (loss)	826	(4,240)
Less Other comprehensive income (loss) attributable to noncontrolling interests	2	(49)
Other comprehensive income (loss) attributable to the Company	824	(4,191)
Comprehensive income (loss)	896	(17,848)
Less Comprehensive income (loss) attributable to noncontrolling interests	(119)	(85)
Comprehensive income (loss) attributable to the Company	$ 1,015	$ (17,764)